Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Capital management [abstract]
Equity	₨ 752,930	₨ 713,788	$ 11,564		₨ 776,258	₨ 1,028,608
Cash and cash equivalents (Note 15 and 16)	44,675	108,949	686
Short term investments (Note 14)	315,996	524,685	4,854
Total cash (a)	360,671	633,634	5,540
Short-term borrowings (Note 17)	313,700	413,126	4,818
Long-term borrowings (Note 17)	267,888	332,654	4,114
Total debt (b)	581,588	745,780	8,932	$ 11,454	₨ 676,112
Net debt (c=(b-a))	220,917	112,146	3,392
Total capital (equity+net debt)	₨ 973,847	₨ 825,934	$ 14,956
Gearing ratio	0.29%	0.16%